USE OF ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
USE OF ESTIMATES AND JUDGMENTS

4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements in compliance with IFRS requires Management to make use of judgments, estimates and assumptions that affect both the application of accounting practices and the reported amounts of assets and liabilities, income and expenses. The estimates and significant judgment are based on past experience, and on other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying amounts of assets and liabilities that cannot readily be determined based on other sources. The actual results achieved may differ from these estimates.

The above estimates and assumptions are reviewed on a regular basis. Changes in accounting estimates may affect the results for the period during which they are realized, or for future periods.

Although all significant accounting policies involve the use of judgment, assessments or estimates to some extent, the Company believes that the following accounting policies involve the judgments, estimates and assumptions which are most critical to its business operations and to an understanding of its results:

Note	Accounting policies that reflect significant estimates and judgments
3.2.3	Joint arrangements
3.2.4	Business combinations
3.2.5	Business combinations between entities under common control
3.3	Financial reporting in hyperinflationary economies
3.4	Present value adjustments
3.6	Tax incentives and subsidized loans
18	Recognition of assets and liabilities relating to prior periods tax debits or credits
13	Current and deferred taxes
14	Leases
16	Impairment
24	Measurement of employee benefits
25	Share-based payments
27	Provisions and contingent liabilities, including tax contingencies
28	Measurement of financial instruments, including derivatives